Commitments and Contingencies (Q1) (Details) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 22, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Gross proceeds		$ 6,986,250		$ 6,986,250
Business combination, percentage		3.68%		3.68%
Business combination percentage rate		3.68%		3.68%
Cash percentage		27.50%		27.50%
Equity percentage		72.50%		72.50%
Fair value	$ 3,570,576
Exercisable per share (in Dollars per share)		$ 11.5		$ 11.5
Warrants term		5 years		5 years
Cash		$ 55,610	$ 741,228	$ 193,486
Pre transaction equity value		$ 155,000,000		$ 155,000,000
Exchange ratio		155,000,000		155,000,000
Price per share (in Dollars per share)	$ 10.1			$ 11.5
Aggregate additional shares		$ 3,875,000		$ 3,875,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units (in Shares)		2,475,000		2,475,000
Underwriting discount		1.82%		1.82%
Gross proceeds		$ 3,450,000		$ 3,450,000
Price per share (in Dollars per share)	$ 10.1
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters (in Shares)	450,000
Warrants (in Shares)		74,250		74,250
Aggregate exercise price		$ 6,546,375		$ 6,546,375
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units (in Shares)			4,743,750
Price per share (in Dollars per share)	$ 11.5	$ 10		$ 10
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Cash		$ 15,000,000
I-Bankers and Dawson James [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of common stock (in Shares)	37,500
Warrants underwriters (in Shares)		569,250		569,250